PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.7%
Asset-Backed Securities 0.4%
Credit Cards
Chase Issuance Trust, Series 2012-A07, Class A7	2.160%	09/15/24	100	$103,045
Citibank Credit Card Issuance Trust, Series 2018-A03, Class A3	3.290	05/23/25	100	107,223

Total Asset-Backed Securities (cost $198,932)				210,268
Commercial Mortgage-Backed Securities 5.3%
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	100	102,981
Benchmark Mortgage Trust, Series 2018-B03, Class A3	3.746	04/10/51	30	32,163
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	95,318
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	41,492
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	125	132,666
Series 2017-P08, Class A3	3.203	09/15/50	75	79,589
Commercial Mortgage Trust,
Series 2015-CR26, Class A4	3.630	10/10/48	55	58,670
Series 2015-PC01, Class A4	3.620	07/10/50	200	208,421
Series 2016-DC02, Class A5	3.765	02/10/49	25	26,190

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	45	46,905
Fannie Mae-Aces,
Series 2016-M11, Class A2	2.369(cc)	07/25/26	75	80,076
Series 2017-M01, Class A2	2.497(cc)	10/25/26	40	42,793
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class A2	3.224	03/25/27	100	111,948
Series K069, Class AM	3.248(cc)	09/25/27	50	55,732
Series K070, Class AM	3.364	12/25/27	25	28,275
Series K076, Class A2	3.900	04/25/28	90	106,111
Series K076, Class AM	3.900	04/25/28	50	58,677
Series K077, Class AM	3.850(cc)	05/25/28	10	11,696
Series K083, Class AM	4.030(cc)	10/25/28	25	29,759

JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	137,006

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559%	08/15/49	20	$20,429
Series 2016-JP04, Class A3	3.393	12/15/49	125	133,997
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	67	68,533
Series 2016-C32, Class A3	3.459	12/15/49	125	134,056

Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	125	130,213
UBS Commercial Mortgage Trust,
Series 2018-C09, Class ASB	4.090	03/15/51	60	66,006
Series 2018-C11, Class A3	4.312	06/15/51	75	82,185
Series 2018-C13, Class A3	4.069	10/15/51	200	224,005
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	133,022
Series 2017-C39, Class A3	2.878	09/15/50	100	102,648
Series 2020-C55, Class A4	2.474	02/15/53	125	126,685

Total Commercial Mortgage-Backed Securities (cost $2,534,444)				2,708,247
Corporate Bonds 25.5%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.250	06/15/26	35	30,884
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,241
Sr. Unsec’d. Notes	3.600	05/01/34	30	25,825
Sr. Unsec’d. Notes	5.805	05/01/50	15	15,000
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.050	06/15/25	8	6,783
Gtd. Notes	5.400	02/01/27	2	1,703

General Dynamics Corp., Gtd. Notes	3.500	05/15/25	115	126,448
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	35	37,518
Sr. Unsec’d. Notes	3.800	03/01/45	15	18,105

Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	32,208

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125%	11/16/28	20	$23,202
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500	03/15/27	75	80,342
				407,259
Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	65	66,826
Gtd. Notes	4.800	02/14/29	25	27,923
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	25	25,717
Gtd. Notes	3.222	08/15/24	20	20,732
Gtd. Notes	3.557	08/15/27	20	20,508
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	1.125	05/01/23	10	9,979
Sr. Unsec’d. Notes	2.625	03/06/23	50	52,065
				223,750
Airlines 0.1%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	23	20,695
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.400	04/19/21	20	18,978
Sr. Unsec’d. Notes	3.625	03/15/22	20	17,862

Southwest Airlines Co., Sr. Unsec’d. Notes	2.625	02/10/30	20	16,435
				73,970
Auto Manufacturers 0.2%
Ford Motor Co., Sr. Unsec’d. Notes	6.375	02/01/29	10	8,331
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.664	09/08/24	10	8,667
Sr. Unsec’d. Notes	3.810	01/09/24	10	8,877
Sr. Unsec’d. Notes	4.134	08/04/25	55	47,413

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	5	$4,354
General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	50	46,892
				124,534
Banks 5.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	35	37,847
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	180	200,415
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	75	89,919
Sub. Notes, MTN	4.000	01/22/25	20	21,586
Sub. Notes, Series L, MTN	3.950	04/21/25	45	48,427

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	208,529
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	15	15,077
Sr. Unsec’d. Notes	3.400	05/01/26	45	48,014
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	25	26,584
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	165	176,056
Sr. Unsec’d. Notes	4.650	07/30/45	50	60,322
Sub. Notes	4.450	09/29/27	35	38,214

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550	04/17/26	200	222,009
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series D	5.000	02/14/22	50	50,819
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.691(ff)	06/05/28	200	213,301
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.000	03/30/22	100	104,337
Sr. Unsec’d. Notes	4.875	01/14/22	115	121,415
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	45	45,871
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	5	5,166
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	115	124,426
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	107,144
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	50	57,887
Sub. Notes	3.875	09/10/24	120	128,693

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

KeyBank NA, Sub. Notes	3.900%	04/13/29	50	$53,205
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	55	68,091
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	25	27,497
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	55	63,565
Sub. Notes, GMTN	4.350	09/08/26	30	32,967

PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	54,141
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269(ff)	03/22/25	30	31,791
Truist Bank, Sr. Unsec’d. Notes	2.750	05/01/23	20	20,801
Truist Financial Corp., Sr. Unsec’d. Notes	2.700	01/27/22	20	20,438
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	04/22/26	55	57,737
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	20	19,948
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	120	122,542
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	94,436
				2,819,217
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	3.650	02/01/26	80	87,164
Gtd. Notes	4.700	02/01/36	20	22,192
Gtd. Notes	4.900	02/01/46	50	57,245

Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300	02/01/23	4	4,216
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	20	21,438
Gtd. Notes	4.400	11/15/25	10	11,029
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750	03/05/22	75	77,919
Sr. Unsec’d. Notes	3.600	03/01/24	10	10,932
				292,135

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	160	$171,225
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.650	03/01/26	15	16,886
Sr. Unsec’d. Notes	4.400	12/01/21	20	20,942
				209,053
Building Materials 0.1%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	4	4,438
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	2.500	03/15/30	10	9,342
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	20	21,888
				35,668
Chemicals 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.625	05/15/26	55	57,991
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	65	71,484
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	40	45,819
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	20	22,502
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	75	76,969
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	16,598
Sr. Unsec’d. Notes	6.000	11/15/21	30	31,537
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	50	51,885
Sr. Unsec’d. Notes	5.250	01/15/45	10	11,893

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	5	5,980
				392,658

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.2%
California Institute of Technology, Sr. Unsec’d. Notes	3.650%	09/01/2119	15	$15,394
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	21,513
Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/01/24	30	30,486
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	10	10,281
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125	08/01/23	5	5,370
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	10,194
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	5	5,829
University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	12,062
				111,129
Computers 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	155	172,113
International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	150	163,195
				335,308
Diversified Financial Services 0.7%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	20,291
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	20,017
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	20	21,978
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.648	01/16/25	200	201,918
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes	1.750	11/15/24	35	36,534
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	27,548

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Visa, Inc., Sr. Unsec’d. Notes	2.700%	04/15/40	5	$5,187
				333,473
Electric 2.7%
Ameren Illinois Co.,
First Mortgage	3.250	03/15/50	10	11,268
First Mortgage	4.500	03/15/49	15	19,836
Sr. Sec’d. Notes	4.150	03/15/46	15	18,620

Appalachian Power Co., Sr. Unsec’d. Notes, Series X	3.300	06/01/27	10	10,663
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	25	30,510
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	20	20,564
Commonwealth Edison Co.,
First Mortgage	4.350	11/15/45	15	18,990
First Mortgage	4.600	08/15/43	35	44,876
First Mortgage, Series 122	2.950	08/15/27	30	32,325
First Mortgage, Series 123	3.750	08/15/47	5	5,913
First Mortgage, Series 127	3.200	11/15/49	5	5,480
Dominion Energy South Carolina, Inc.,
First Mortgage	5.100	06/01/65	10	14,441
First Mortgage	5.450	02/01/41	20	27,449

DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	20	24,119
DTE Energy Co., Sr. Unsec’d. Notes	3.800	03/15/27	40	42,602
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	5	6,219
First Ref. Mortgage	2.950	12/01/26	15	16,412
First Ref. Mortgage	4.000	09/30/42	25	30,328

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	79,613
Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250	10/01/49	40	44,362
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	40	42,363
Gtd. Notes	4.750	06/15/46	15	16,119

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Entergy Louisiana LLC, First Mortgage	4.050%	09/01/23	35	$38,076
Evergy Kansas Central, Inc., First Mortgage	4.125	03/01/42	15	17,959
Exelon Corp., Sr. Unsec’d. Notes	5.625	06/15/35	5	6,491
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600	06/15/42	5	5,257
FirstEnergy Corp., Sr. Unsec’d. Notes, Series C	4.850	07/15/47	15	19,160
Florida Power & Light Co.,
First Mortgage	2.750	06/01/23	10	10,629
First Mortgage	3.950	03/01/48	40	51,428
First Mortgage	5.250	02/01/41	25	34,468

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	7,104
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	45	46,213
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	13,042
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series K	4.550	03/15/46	20	25,416
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	6,463
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.150	04/01/24	25	26,559
Ohio Power Co., Sr. Unsec’d. Notes	4.000	06/01/49	20	24,872
PacifiCorp, First Mortgage	5.250	06/15/35	45	59,966
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	35	40,222
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	18,478
First Mortgage	4.150	10/01/45	10	12,314
First Mortgage	6.250	05/15/39	10	14,768
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	25	26,221
First Mortgage, MTN	3.600	12/01/47	5	5,948
First Mortgage, MTN	3.650	09/01/28	25	28,603

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Electric & Gas Co., (cont’d.)
First Ref. Mortgage, MTN	3.950%	05/01/42	10	$12,198

Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	20	20,011
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	5,588
First Mortgage, Series UUU	3.320	04/15/50	20	21,889

Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	25	28,364
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	15	16,716
First Ref. Mortgage	4.650	10/01/43	40	47,288

Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series L	3.850	02/01/48	15	16,437
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	27,705
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	13,649

Xcel Energy, Inc., Sr. Unsec’d. Notes	3.500	12/01/49	35	38,301
				1,350,875
Environmental Control 0.0%
Waste Connections, Inc., Sr. Unsec’d. Notes	3.050	04/01/50	5	4,907
Foods 0.2%
General Mills, Inc., Sr. Unsec’d. Notes	2.875	04/15/30	10	10,680
Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26	15	15,796
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	60	66,428
				92,904
Forest Products & Paper 0.2%
International Paper Co., Sr. Unsec’d. Notes	3.000	02/15/27	100	104,629

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375%	09/15/49	35	$39,501
NiSource, Inc., Sr. Unsec’d. Notes	4.800	02/15/44	25	31,284
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	27,700
				98,485
Healthcare-Products 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes	3.750	11/30/26	9	10,400
Sr. Unsec’d. Notes	4.900	11/30/46	30	42,003

Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	79,232
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,831
Sr. Unsec’d. Notes	3.375	11/01/25	10	11,102

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150	02/01/24	20	22,088
				175,656
Healthcare-Services 1.3%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	15,633
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	50	51,504
Anthem, Inc., Sr. Unsec’d. Notes	3.650	12/01/27	80	87,290
Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	5	5,194
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	5	5,034
Unsec’d. Notes	4.847	11/15/53	30	40,976

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	5	5,819
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	15	18,074
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	20	19,636

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500%	07/01/57	5	$5,271
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	23,949
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700	02/01/45	25	30,041
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000	07/01/42	25	32,399
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	10	10,243
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	23,435
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	16,085
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	10,184
Unsec’d. Notes, Series H	2.746	10/01/26	50	51,084

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	55	62,052
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	100,633
Sr. Unsec’d. Notes	4.250	06/15/48	20	24,918
				639,454
Insurance 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	75	83,360
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	45	47,591
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	50	55,116
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	43,190
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	35	36,982
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	4,989
Sr. Unsec’d. Notes	4.350	03/01/48	5	5,443

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Markel Corp.,
Sr. Unsec’d. Notes	4.150%	09/17/50	25	$25,662
Sr. Unsec’d. Notes	4.300	11/01/47	15	15,450
				317,783
Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800	08/22/24	15	16,169
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	4,763
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	41,156
				45,919
Machinery-Diversified 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes	2.800	01/27/23	10	10,453
Sr. Unsec’d. Notes, MTN	2.650	06/24/24	10	10,531
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	30	31,434

Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	10	9,927
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	37,441
				99,786
Media 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	20	19,592
Sr. Sec’d. Notes	4.800	03/01/50	15	16,974
Sr. Sec’d. Notes	5.375	04/01/38	45	52,851
Sr. Sec’d. Notes	6.484	10/23/45	50	65,537
Comcast Corp.,
Gtd. Notes	3.000	02/01/24	10	10,665
Gtd. Notes	3.450	02/01/50	20	22,306
Gtd. Notes	4.600	08/15/45	55	70,293

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Comcast Corp., (cont’d.)
Gtd. Notes	4.650%	07/15/42	10	$12,717
Gtd. Notes	4.700	10/15/48	30	39,316
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	50	51,323
Gtd. Notes	5.000	09/20/37	5	5,476
Gtd. Notes	5.300	05/15/49	20	22,971

TWDC Enterprises 18 Corp., Gtd. Notes	2.750	08/16/21	50	51,108
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	20,775
Sr. Unsec’d. Notes	5.850	09/01/43	10	11,301
Walt Disney Co. (The),
Gtd. Notes	5.400	10/01/43	60	81,802
Gtd. Notes	7.300	04/30/28	95	131,244
				686,251
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	5	6,955
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	25	24,740
Gtd. Notes	2.800	10/01/29	10	10,269
				41,964
Miscellaneous Manufacturing 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.150	09/07/22	95	96,984
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	15,983
				112,967
Oil & Gas 1.0%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	11	10,109
BP Capital Markets America, Inc., Gtd. Notes	3.245	05/06/22	60	61,823

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.,
Gtd. Notes	3.750%	10/01/27	40	$39,172
Gtd. Notes	4.300	08/15/28	50	50,918
Gtd. Notes	4.875	10/01/47	5	4,963

ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	34,784
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	16,086
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	30	29,780
Sr. Unsec’d. Notes	5.875	09/18/23	70	71,410

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	26,997
Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	5	5,594
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	23,767
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	15,933
Ovintiv, Inc., Gtd. Notes	6.500	08/15/34	20	12,503
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	03/13/27	65	52,708
Gtd. Notes, 144A	6.840	01/23/30	38	29,731

Total Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	25,948
Valero Energy Corp., Sr. Unsec’d. Notes	4.000	04/01/29	20	20,525
				532,751
Oil & Gas Services 0.0%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	20,113
Pharmaceuticals 2.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.700	05/14/45	45	53,753
Sr. Unsec’d. Notes, 144A	4.250	11/21/49	105	120,682

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Allergan Funding SCS,
Gtd. Notes	3.850%	06/15/24	5	$5,361
Gtd. Notes	4.550	03/15/35	40	45,583

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	34,537
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, 144A	4.250	10/26/49	50	65,074
Cigna Corp., Gtd. Notes, 144A	4.500	02/25/26	120	136,288
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	25	28,142
Sr. Unsec’d. Notes	4.780	03/25/38	10	11,779
Sr. Unsec’d. Notes	5.050	03/25/48	55	69,502
Sr. Unsec’d. Notes	5.125	07/20/45	40	50,248

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	46,694
Johnson & Johnson,
Sr. Unsec’d. Notes	2.450	03/01/26	15	16,188
Sr. Unsec’d. Notes	3.625	03/03/37	20	23,802
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400	09/15/22	100	103,777
Sr. Unsec’d. Notes	3.400	03/07/29	15	17,259

Mylan, Inc., Gtd. Notes	5.200	04/15/48	55	62,754
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000	11/20/45	40	51,390
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	45	48,830
Wyeth LLC, Gtd. Notes	6.450	02/01/24	50	59,722
				1,051,365
Pipelines 1.0%
Energy Transfer Operating LP,
Gtd. Notes	4.750	01/15/26	50	49,472
Gtd. Notes	4.900	03/15/35	30	27,256
Gtd. Notes	5.300	04/15/47	15	13,467
Gtd. Notes	6.250	04/15/49	5	4,994
Gtd. Notes	6.625	10/15/36	10	9,903

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	75	$81,071
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.950	03/01/50	25	24,009
Sr. Unsec’d. Notes	4.200	10/03/47	10	9,349
MPLX LP,
Sr. Unsec’d. Notes	4.125	03/01/27	10	9,695
Sr. Unsec’d. Notes	4.500	07/15/23	20	20,003
Sr. Unsec’d. Notes	4.500	04/15/38	20	17,756
Sr. Unsec’d. Notes	4.700	04/15/48	50	44,938
Sr. Unsec’d. Notes	4.800	02/15/29	20	20,195

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	34,021
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	35	28,213
Gtd. Notes	4.450	09/01/49	25	19,146
Gtd. Notes	4.950	07/13/47	10	8,246

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750	03/01/28	10	9,683
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	25	21,349
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	10	7,524
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	29,984
Sr. Unsec’d. Notes	4.850	03/01/48	5	5,121
				495,395
Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	21,151
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.000	01/15/30	20	19,365
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	10	10,106
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	17,960
Sr. Unsec’d. Notes	3.375	10/01/24	70	69,263
Sr. Unsec’d. Notes	3.500	09/01/25	5	5,029

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP, (cont’d.)
Sr. Unsec’d. Notes	3.750%	02/01/24	10	$10,087

Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	14,776
Welltower, Inc., Sr. Unsec’d. Notes	2.700	02/15/27	10	9,669
				177,406
Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	30	31,535
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.600	04/20/30	15	14,875
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	30	32,195
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	137,498
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	21,225
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.700	01/30/26	10	11,080
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	31,165
				279,573
Semiconductors 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.125	01/15/25	20	20,623
Software 1.0%
Fidelity National Information Services, Inc., Gtd. Notes	3.875	06/05/24	10	10,746
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	5,258
Sr. Unsec’d. Notes	3.850	06/01/25	30	32,905
Microsoft Corp.,
Sr. Unsec’d. Notes	2.400	08/08/26	80	86,096
Sr. Unsec’d. Notes	2.875	02/06/24	85	91,396
Sr. Unsec’d. Notes	3.700	08/08/46	30	37,019

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Microsoft Corp., (cont’d.)
Sr. Unsec’d. Notes	4.100%	02/06/37	10	$12,437
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	130	137,934
Sr. Unsec’d. Notes	2.950	05/15/25	85	91,063
				504,854
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	06/01/24	50	52,913
Sr. Unsec’d. Notes	3.800	02/15/27	15	16,161
Sr. Unsec’d. Notes	4.100	02/15/28	20	22,016
Sr. Unsec’d. Notes	4.450	04/01/24	20	21,793
Sr. Unsec’d. Notes	4.500	03/09/48	35	39,853
Sr. Unsec’d. Notes	4.750	05/15/46	100	114,499

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	25	38,204
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900	03/04/21	60	61,100
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	10	12,419
Sr. Unsec’d. Notes	4.522	09/15/48	123	161,464
				540,422
Transportation 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	81,749
CSX Corp., Sr. Unsec’d. Notes	3.800	03/01/28	40	44,534
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	20	21,491
Sr. Unsec’d. Notes	3.250	02/05/50	40	41,634
Sr. Unsec’d. Notes	3.600	09/15/37	10	10,774
Sr. Unsec’d. Notes	3.750	02/05/70	5	5,391
				205,573

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.450%	05/01/50	5	$5,582

Total Corporate Bonds (cost $12,242,299)				12,979,560
Municipal Bonds 1.2%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	20	24,649
California 0.5%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	60	96,638
Taxable, Revenue Bonds	2.574	04/01/31	40	41,320

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	28,052
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	65	109,162
				275,172
Illinois 0.1%
Chicago O’Hare International Airport, Taxable, Revenue Bonds, Series C	4.472	01/01/49	20	21,370
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	55	49,575
				70,945
Maryland 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	56,209
Michigan 0.0%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	15,530

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.2%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	50	$78,504
New York 0.1%
New York City Water & Sewer System, Taxable, Revenue Bonds, BABs	5.882	06/15/44	20	30,995
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	5,030
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	15,538
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	30,822
				51,390
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	15,270

Total Municipal Bonds (cost $561,318)				618,664
Sovereign Bonds 0.8%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41	16	25,653
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	61,210
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.160	01/23/30	200	204,732
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	40	49,138
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	10	11,301
Sr. Unsec’d. Notes	5.100	06/18/50	30	34,030

Total Sovereign Bonds (cost $385,850)				386,064

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations 27.1%
Federal Home Loan Bank	3.250%	11/16/28	70	$82,791
Federal Home Loan Mortgage Corp.	0.375	04/20/23	70	70,014
Federal Home Loan Mortgage Corp.	2.000	01/01/32	63	65,527
Federal Home Loan Mortgage Corp.	2.500	07/01/31	152	159,858
Federal Home Loan Mortgage Corp.	3.000	02/01/32	46	48,278
Federal Home Loan Mortgage Corp.	3.000	02/01/32	46	48,855
Federal Home Loan Mortgage Corp.	3.000	01/01/37	22	22,951
Federal Home Loan Mortgage Corp.	3.000	12/01/37	37	39,240
Federal Home Loan Mortgage Corp.	3.000	12/01/42	166	177,730
Federal Home Loan Mortgage Corp.	3.000	11/01/46	70	73,761
Federal Home Loan Mortgage Corp.	3.000	01/01/47	177	187,695
Federal Home Loan Mortgage Corp.	3.000	10/01/49	236	249,607
Federal Home Loan Mortgage Corp.	3.500	11/01/37	39	41,219
Federal Home Loan Mortgage Corp.	3.500	06/01/42	56	60,450
Federal Home Loan Mortgage Corp.	3.500	04/01/46	93	100,130
Federal Home Loan Mortgage Corp.	3.500	11/01/47	114	121,131
Federal Home Loan Mortgage Corp.	3.500	11/01/47	186	198,292
Federal Home Loan Mortgage Corp.	4.000	10/01/45	77	84,071
Federal Home Loan Mortgage Corp.	4.000	05/01/46	154	166,560
Federal Home Loan Mortgage Corp.	4.000	03/01/47	133	143,640
Federal Home Loan Mortgage Corp.	4.000	01/01/48	199	212,449
Federal Home Loan Mortgage Corp.	4.000	06/01/48	128	137,159
Federal Home Loan Mortgage Corp.	4.500	07/01/47	166	179,380
Federal Home Loan Mortgage Corp.	4.500	12/01/48	62	66,495
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	47,336
Federal National Mortgage Assoc.	0.625	04/22/25	80	80,032
Federal National Mortgage Assoc.	1.625	10/15/24	45	47,137
Federal National Mortgage Assoc.	2.000	10/01/34	183	188,284
Federal National Mortgage Assoc.	2.250	04/12/22	40	41,540
Federal National Mortgage Assoc.	2.500	TBA	250	259,898
Federal National Mortgage Assoc.	2.500	02/05/24	95	102,240
Federal National Mortgage Assoc.	2.500	01/01/32	139	146,954
Federal National Mortgage Assoc.	2.500	12/01/34	240	250,945
Federal National Mortgage Assoc.	2.500	09/01/46	71	73,970
Federal National Mortgage Assoc.	2.500	11/01/49	311	324,264
Federal National Mortgage Assoc.	3.000	11/01/28	85	90,155
Federal National Mortgage Assoc.	3.000	01/01/30	181	190,812
Federal National Mortgage Assoc.	3.000	12/01/36	69	73,688
Federal National Mortgage Assoc.	3.000	10/01/42	26	27,882
Federal National Mortgage Assoc.	3.000	02/01/43	347	370,495
Federal National Mortgage Assoc.	3.000	04/01/43	110	117,479
Federal National Mortgage Assoc.	3.000	01/01/47	399	421,756

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	08/01/31	58	$61,211
Federal National Mortgage Assoc.	3.500	10/01/32	37	39,482
Federal National Mortgage Assoc.	3.500	06/01/33	70	73,587
Federal National Mortgage Assoc.	3.500	01/01/42	178	192,587
Federal National Mortgage Assoc.	3.500	03/01/42	163	175,570
Federal National Mortgage Assoc.	3.500	11/01/42	96	103,976
Federal National Mortgage Assoc.	3.500	08/01/43	123	133,237
Federal National Mortgage Assoc.	3.500	03/01/45	287	308,047
Federal National Mortgage Assoc.	3.500	01/01/46	62	66,822
Federal National Mortgage Assoc.	3.500	12/01/46	452	481,809
Federal National Mortgage Assoc.	3.500	01/01/47	128	136,219
Federal National Mortgage Assoc.	3.500	09/01/47	205	222,623
Federal National Mortgage Assoc.	4.000	01/01/41	247	270,886
Federal National Mortgage Assoc.	4.000	04/01/41	142	155,884
Federal National Mortgage Assoc.	4.000	02/01/47	343	366,588
Federal National Mortgage Assoc.	4.000	04/01/48	504	537,624
Federal National Mortgage Assoc.	4.500	03/01/41	145	161,103
Federal National Mortgage Assoc.	4.500	02/01/44	142	157,434
Federal National Mortgage Assoc.	4.500	01/01/45	140	155,498
Federal National Mortgage Assoc.	4.500	08/01/48	61	66,129
Federal National Mortgage Assoc.	4.500	02/01/49	58	62,086
Federal National Mortgage Assoc.	5.000	11/01/35	152	173,714
Federal National Mortgage Assoc.	5.000	06/01/40	40	45,194
Federal National Mortgage Assoc.	5.000	03/01/42	74	84,023
Federal National Mortgage Assoc.	6.625	11/15/30	15	23,176
Government National Mortgage Assoc.	2.500	03/20/43	15	15,725
Government National Mortgage Assoc.	2.500	12/20/46	35	36,772
Government National Mortgage Assoc.	3.000	01/20/43	150	160,203
Government National Mortgage Assoc.	3.000	04/20/45	85	91,250
Government National Mortgage Assoc.	3.000	07/20/46	155	165,943
Government National Mortgage Assoc.	3.000	09/20/46	157	167,907
Government National Mortgage Assoc.	3.000	11/20/46	109	116,638
Government National Mortgage Assoc.	3.000	03/20/49	226	240,776
Government National Mortgage Assoc.	3.500	12/20/42	296	324,428
Government National Mortgage Assoc.	3.500	01/20/44	94	101,950
Government National Mortgage Assoc.	3.500	04/20/45	60	64,516
Government National Mortgage Assoc.	3.500	07/20/46	275	295,171
Government National Mortgage Assoc.	3.500	08/20/46	409	439,998
Government National Mortgage Assoc.	3.500	09/20/46	62	66,783
Government National Mortgage Assoc.	3.500	06/20/47	182	194,072
Government National Mortgage Assoc.	3.500	07/20/47	203	217,444
Government National Mortgage Assoc.	3.500	11/20/47	135	144,202

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	12/20/45	162	$175,030
Government National Mortgage Assoc.	4.000	10/20/46	10	10,453
Government National Mortgage Assoc.	4.000	03/20/47	102	110,317
Government National Mortgage Assoc.	4.000	07/20/47	135	144,902
Government National Mortgage Assoc.	4.000	09/20/47	339	363,312
Government National Mortgage Assoc.	4.500	04/20/41	29	31,583
Government National Mortgage Assoc.	4.500	03/20/44	70	77,346
Government National Mortgage Assoc.	4.500	12/20/44	64	70,777
Government National Mortgage Assoc.	4.500	11/20/46	41	45,234
Government National Mortgage Assoc.	4.500	01/20/47	13	13,773
Government National Mortgage Assoc.	5.000	04/20/45	47	52,379
Government National Mortgage Assoc.	5.500	12/15/33	19	20,906

Total U.S. Government Agency Obligations (cost $13,114,766)				13,806,449
U.S. Treasury Obligations 35.4%
U.S. Treasury Bonds	2.375	11/15/49	204	257,996
U.S. Treasury Bonds	2.750	08/15/47	30	40,003
U.S. Treasury Bonds	2.875	08/15/45	290	389,552
U.S. Treasury Bonds	3.000	11/15/44	90	122,583
U.S. Treasury Bonds	3.000	02/15/47	50	69,508
U.S. Treasury Bonds	3.125	02/15/43	605	830,173
U.S. Treasury Bonds	3.625	08/15/43	1,165	1,723,290
U.S. Treasury Bonds	3.750	11/15/43	370	558,353
U.S. Treasury Bonds	6.250	08/15/23	130	155,411
U.S. Treasury Notes	0.250	04/15/23	460	460,108
U.S. Treasury Notes	0.375	03/31/22	470	471,579
U.S. Treasury Notes	0.375	04/30/25	315	315,271
U.S. Treasury Notes	0.500	03/15/23	339	341,463
U.S. Treasury Notes	0.500	03/31/25	440	442,956
U.S. Treasury Notes	0.500	04/30/27	75	74,824
U.S. Treasury Notes	1.125	02/28/22	595	604,994
U.S. Treasury Notes	1.375	02/15/23	535	551,928
U.S. Treasury Notes	1.500	02/15/30	660	713,625
U.S. Treasury Notes	1.625	11/15/22	665	688,327
U.S. Treasury Notes	1.625	04/30/23	1,180	1,228,306
U.S. Treasury Notes	1.750	09/30/22	215	222,878
U.S. Treasury Notes	1.875	04/30/22	1,245	1,286,095
U.S. Treasury Notes	2.000	10/31/22	660	689,030
U.S. Treasury Notes	2.000	02/15/25	400	430,937
U.S. Treasury Notes	2.000	08/15/25	205	222,025

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	2.125%	06/30/22	630	$656,086
U.S. Treasury Notes	2.125	07/31/24	1,880	2,021,441
U.S. Treasury Notes	2.875	11/15/21	1,025	1,067,201
U.S. Treasury Notes	2.875	05/15/28	810	955,547
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	11,399
U.S. Treasury Strips Coupon	1.920(s)	02/15/29	60	56,140
U.S. Treasury Strips Coupon	1.989(s)	02/15/37	65	53,955
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	37,513
U.S. Treasury Strips Coupon	2.219(s)	05/15/39	150	119,103
U.S. Treasury Strips Coupon	2.270(s)	08/15/39	220	174,032

Total U.S. Treasury Obligations (cost $16,708,381)				18,043,632

Total Long-Term Investments (cost $45,745,990)				48,752,884

	Shares
Short-Term Investment 5.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,606,963)(w)	2,606,963	2,606,963

TOTAL INVESTMENTS 100.8% (cost $48,352,953)		51,359,847
Liabilities in excess of other assets (0.8)%		(426,678)

Net Assets 100.0%		$50,933,169

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces—Alternative Credit Enhancements Securities
BABs—Build America Bonds
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
Strips—Separate Trading of Registered Interest and Principal of Securities

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).